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                           MORGAN STANLEY EQUITY FUND
                          1221 Avenue of the Americas
                            New York, New York 10020

                                                        August 19, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Morgan Stanley Equity Fund
        File Number 333-49585


Dear Sir or Madam:

       On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 30, 2003.


                                                      Very truly yours,

                                                      /s/ Elisa Mitchell
                                                      ----------------------
                                                          Elisa Mitchell
                                                          Assistant Secretary



cc:     Larry Greene
        Barry Fink